Organization and Business Operations (Details) - USD ($)		1 Months Ended	6 Months Ended
	Sep. 22, 2020	Sep. 22, 2020	Jun. 30, 2021	Dec. 31, 2020
Organization and Business Operations [Line Items]
Aggregate shares	$ 100,000,000
Gross proceeds				$ 98,000,000
Transaction costs				4,197,388
Underwriting fees			$ 2,000,000	2,000,000
Deferred underwriting fees			1,959,758	1,959,758
Offering costs			329,713	329,713
Total non-operating expenses			$ 317,023	$ 317,023
Percentage of trust account			80.00%	80.00%
Share price (in Dollars per share)			$ 10.00	$ 10.00
Net tangible assets			$ 5,000,001	$ 5,000,001
Percentage of redeem outstanding shares			100.00%	100.00%
Business combination agreement, description			(i) $10.00 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the trust account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the trust account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether its sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Company’s sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that its sponsor would be able to satisfy those obligations.	(i) $10.00 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the trust account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the trust account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether its sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Company’s sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that its sponsor would be able to satisfy those obligations.
Cash held outside of trust account			$ 383,400	$ 1,094,761
Anticipated outside of trust account			383,400	$ 1,094,761
Business Combination [Member]
Organization and Business Operations [Line Items]
Transaction costs			$ 4,197,388
Business acquisition, percentage of voting interests acquired			50.00%	50.00%
Business Combination Agreement [Member]
Organization and Business Operations [Line Items]
Aggregate shares			$ 15,000,000
Exchange Ratio (in Dollars per share)			$ 0.26260
Weighted Average [Member]
Organization and Business Operations [Line Items]
Weighted average, description			New Humacyte common stock on Nasdaq, or any other national securities exchange on which New Humacyte common stock is then traded, is greater than or equal to $15.00 over any 20 trading days within any 30 trading day period following the Closing, then, commencing at least 180 days after the Closing, the lock-up period shall be deemed to have expired with respect to 50% of the shares of New Humacyte common stock held by each party subject to the Investor Rights and Lock-up Agreement. The lock-up period shall not apply to any shares purchased in the PIPE Investment by parties to the Investor Rights and Lock-up Agreement.
IPO [Member]
Organization and Business Operations [Line Items]
Number of units issued in transaction (in Shares)	10,000,000	10,000,000
Price per unit (in Dollars per share)	$ 10.00	$ 10.00
Gross proceeds	$ 100,000,000
Private Placement Units [Member]
Organization and Business Operations [Line Items]
Number of units issued in transaction (in Shares)	355,000		355,000
Price per unit (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00
Gross proceeds	$ 3,550,000		$ 3,550,000
Founder shares [Member]
Organization and Business Operations [Line Items]
Sale of stock			25,000	$ 25,000
Sponsor [Member]
Organization and Business Operations [Line Items]
Sale of stock			$ 147,763	$ 95,136
Class A Common Stock
Organization and Business Operations [Line Items]
Number of units issued in transaction (in Shares)			17,500,000
Price per unit (in Dollars per share)			$ 10.00
Gross proceeds			$ 175,000,000
Class A Common Stock | IPO [Member]
Organization and Business Operations [Line Items]
Aggregate shares	$ 100,000,000